STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS	12 Months Ended
Dec. 31, 2021
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

21. STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

The Company and its insurance subsidiaries prepare statutory financial statements for regulatory purposes in accordance with accounting practices prescribed by the National Association of Insurance Commissioners ("NAIC") and the applicable state insurance department laws and regulations. These financial statements vary materially from GAAP. Statutory accounting practices include publications of the NAIC, state laws, regulations, general administrative rules as well as certain permitted accounting practices granted by the respective state insurance department. Generally, the most significant differences are that statutory financial statements do not reflect 1) deferred acquisition costs and VOBA, 2) benefit liabilities that are calculated using Company estimates of expected mortality, interest, and withdrawals, 3) deferred income taxes that are not subject to statutory limits, 4) recognition of realized gains and losses on the sale of securities in the period they are sold, and 5) fixed maturities recorded at fair values, but instead at amortized cost.

Statutory net income for the Company was $426 million, $692 million, and $(625) million for the years ended December 31, 2021, 2020, and 2019, respectively. Statutory capital and surplus for the Company was $5.3 billion and $5.4 billion as of December 31, 2021 and 2020, respectively.

The Company and its insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries’ ability to pay dividends to the Company and the Company’s ability to pay dividends to Protective Life Corporation. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval of the insurance commissioner of the state of domicile. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The insurance subsidiaries may pay, without the approval of the Insurance Commissioners of the state of domicile, $136 million of distributions in 2022. Additionally, as of December 31, 2021, $1.8 billion of consolidated shareowner’s equity, excluding net unrealized gains on investments, represented restricted net assets of the Company and its insurance subsidiaries needed to maintain the minimum capital required by the insurance subsidiaries’ respective state insurance departments.

21. STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS – (Continued)

State insurance regulators and the NAIC have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense, and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to RBC. The Company manages its capital consumption by using the ratio of its total adjusted capital, as defined by the insurance regulators, to the Company’s action level RBC (known as the RBC ratio), also defined by insurance regulators. As of December 31, 2021 and 2020, the Company and its insurance subsidiaries all exceeded the minimum RBC requirements.

Additionally, the Company has certain assets that are on deposit with state regulatory authorities and restricted from use. As of December 31, 2021, the Company and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a fair value of $43 million.

The State of Tennessee has adopted certain prescribed accounting practices that differ from those found in NAIC Statutory Accounting Principles ("SAP"). Specifically, Tennessee Insurance Law requires that goodwill arising from the purchase of a subsidiary, controlled or affiliated entity is charged directly to surplus in the year it originates. In NAIC SAP, goodwill in amounts not to exceed 10% of an insurer’s capital and surplus may be capitalized and all amounts are amortized as a component of unrealized gains and losses on investments over periods not to exceed 10 years.

Certain prescribed and permitted practices impact the statutory surplus of the Company. These practices include the non-admission of goodwill as an asset for statutory reporting.

The favorable (unfavorable) effects on the Company and its statutory surplus, compared to NAIC statutory surplus, from the use of this prescribed practice was as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Non-admission of goodwill	$(66)	$(105)
Total (net)	$(66)	$(105)

PLC also has certain permitted practices which are applied at the subsidiary level and do not have a direct impact on the statutory surplus of the Company. These practices include permission to follow the actuarial guidelines of the domiciliary state of the ceding insurer for certain captive reinsurers, accounting for the XOL Asset Value, and a reserve difference related to a captive insurance company.

The favorable (unfavorable) effects on the statutory surplus of the Company and its insurance subsidiaries, compared to NAIC statutory surplus, from the use of these permitted practices were as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Accounting for XOL Asset Value as an admitted asset	$4,267	$4,579
Reserving based on state specific actuarial practices	101	94
Reserving difference related to a captive insurance company	—	(218)
Total (net)	$4,368	$4,455